Accounting Policies, by Policy (Policies)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, as well as contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, as well as contingent assets and liabilities. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances as of the date of the financial statements. Actual results may differ from the estimates and assumptions used in preparing the accompanying financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company maintains cash and cash equivalents at financial institutions, which may periodically exceed federally insured amounts. The Company has not experienced any losses on such accounts.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company maintains cash and cash equivalents at financial institutions, which may periodically exceed federally insured amounts. The Company has not experienced any losses on such accounts.

Income Taxes

Income Taxes

Archaea Energy LLC is organized as a limited liability company. Therefore, the Company’s net taxable income or expense is reported on the members’ income tax returns for the year.

Archaea Holding, LLC is the majority shareholder of GCES. GCES is consolidated for financial reporting purposes, but files its own income tax returns as a C-Corporation. Any income tax liabilities, benefits or deferred taxes included in these statements are related to GCES.

The Company accounts for its income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Judgement is required in determining the provisions for income and other taxes and related accruals, and deferred tax assets and liabilities. In the ordinary course of business, there are transactions and calculations where the ultimate tax outcome is uncertain. Additionally, the Company’s various tax returns are subject to audit by various tax authorities. Although the Company believes that is estimates are reasonable, actual results could differ from these estimates.

Income Taxes

Archaea Energy LLC is organized as a limited liability company. Therefore, the Company’s net taxable income or expense is reported on the members’ income tax returns for the year.

Archaea Energy LLC is the sole member of Archaea Holding LLC and Archaea Operating LLC. These entities are disregarded entities for federal income tax purposes, therefore the taxable income of these entities for federal income tax purposes is reported in the federal income tax returns of the members of Archaea Energy LLC.

Archaea Holding LLC is the sole member of Assai Energy, LLC, AHMFLG, LLC, AH Medora LFG, LLC, AHJRLLFG, LLC, Biofuels San Bernardino Biogas, LLC, Archaea EPC, LLC, REA PEI, LLC, Archaea AD, LLC and Big Run Power Producers, LLC. These entities are disregarded for federal income tax purposes, therefore the taxable income from these entities is reported in the federal income tax returns of the members of Archaea Energy LLC.

Archaea Holding, LLC is the majority shareholder of GCES. GCES is consolidated for financial reporting purposes, but files its own income tax returns as a C-Corporation. Any income tax liabilities, benefits or deferred taxes included in these statements are related to Gulf Coast.

The Company accounts for its income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement caring amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Judgement is required in determining the provisions for income and other taxes and related accruals, and deferred tax assets and liabilities. In the ordinary course of business, there are transactions and calculations where the ultimate tax outcome is uncertain. Additionally, the Company’s various tax returns are subject to audit by various tax authorities. Although the company believes that is estimates are reasonable, actual results could differ from these estimates.

Fair Value Measurements

Fair Value Measurements

Fair value is the price at which an asset could be exchanged, or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The framework for establishing fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the hierarchy discussed above requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value, as discussed below.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement. The Company reflects transfers between the three levels at the beginning of the reporting period in which the availability of observable inputs no longer justifies classification in the original level. There were no transfers between fair value hierarchy levels for the six months ended June 30, 2021 or the year ended December 31, 2020.

As of the six months ended June 30, 2021 and year ended December 31, 2020, the fair value of other financial instruments including cash and cash equivalents, prepaid expenses, accounts payable, accrued and deferred expenses approximate the carrying values because of the short-term maturity of those items. The fair value of long-term debt approximates the carrying value due to the proximity of when it was entered into and June 30, 2021. There were no changes in the methods or assumptions used in the valuation techniques by the Company during the six months ended June 30, 2021 and year ended December 31, 2020.

Fair Value Measurements

Fair value is the price at which an asset could be exchanged, or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The framework for establishing fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the hierarchy alluded to above is established that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value, as discussed below.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement. The Company reflects transfers between the three levels at the beginning of the reporting period in which the availability of observable inputs no longer justifies classification in the original level. There were no transfers between fair value hierarchy levels for the year ended December 31, 2020 and 2019.

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement. The Company reflects transfers between the three levels at the beginning of the reporting period in which the availability of observable inputs no longer justifies classification in the original level. There were no transfers between fair value hierarchy levels for the year ended December 31, 2020 and 2019.

As of the year ended December 31, 2020 and 2019, the fair value of other financial instruments including cash and cash equivalents, prepaid expenses, accounts payable, accrued and deferred expenses approximate the carrying values because of the short term maturity of those items. The fair value of long term debt approximates the carrying value due to the proximity of when it was entered into and December 31, 2020. There were no changes in the methods or assumptions used in the valuation techniques by the Company during the years ended December 31, 2020 or December 31, 2019.

Basis of Presentation		Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).	Basis of Presentation The audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP).
Segment Reporting

Segment Reporting

The Company reports segment information in three segments: renewable natural gas (“RNG”), renewable electricity generation (“REG”) and GCES. The Company currently manages RNG as its primary business operations, which is to construct and develop biogas facilities on landfill sites of for conversion to RNG.

The Company’s REG started during 2021 with the acquisition of PEI Power, LLC and is typically sold under a market-based contract with a regional transmission organization.

GCES was acquired by the Company in 2020 as a complementary operation to provide cost savings in association with the construction of its plants due to their specialization in manufacturing customized pollution control systems. While RNG is a customer of GCES, GCES also has external third-party customers. See Note 19.

Segment Reporting

The Company reports segment information in two segments: renewable natural gas (RNG) and GCES. The company currently manages RNG as its primary business operations, which is to construct and develop biogas facilities on the sites of landfills for conversion to RNG. RNG has several projects under construction and had not yet generated revenue as of December 31, 2020. GCES was acquired by the Company in 2020 as a complimentary operation to provide cost savings in association with the construction of its plants due to their specialization in manufacturing customized pollution control systems. While RNG is a customer of GCES, GCES also has external third-party customers. See note 19.

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the members’ equity holders of the Company. Noncontrolling interests are initially recorded at transaction price which is equal to their fair value, and the amount is subsequently adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests.

Noncontrolling Interest

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of the parent company. Noncontrolling interests are initially recorded at transaction price which is equal to their fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. See Note 3.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”). In accordance with ASC 606, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. See Note 3.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method at rates based on the estimated useful lives of the various classes of property and equipment. Estimates of useful lives are based upon a variety of factors including durability of the asset, the amount of usage that is expected from the asset, the rate of technological change and the Company’s business plans for the asset. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation expense for the six months ended June 30, 2021 and 2020 was approximately $881,000 and $17,100, respectively.

The cost of assets sold or otherwise disposed of and the accumulated depreciation thereon are removed from the accounts and the resulting gain or loss is reflected in the statement of operations.

Expenditures for maintenance and repairs are expensed as incurred and significant major improvements are capitalized and depreciated over the estimated useful life of the asset.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by using the straight-line method at rates based on the estimated useful lives of the various classes of property and equipment. Estimates of useful lives are based upon a variety of factors including durability of the asset, the amount of usage that is expected from the asset, the rate of technological change and the Company’s business plans for the asset. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation expense for the year ended December 31, 2020 and 2019 was approximately $37,000 and $400, respectively.

The cost of assets sold or otherwise disposed of and the accumulated depreciation thereon are eliminated from the accounts and the resulting gain or loss is reflected in income. Expenditures for maintenance and repairs are expensed as incurred and significant major improvements are capitalized and depreciated over the estimated useful life of the asset.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”), long-lived assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to future undiscounted cash flows expected to be generated by the asset or asset group. Such estimates are based on certain assumptions, which are subject to uncertainty and may materially differ from actual results. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company evaluates long-lived assets, such as property and equipment, and construction-in-progress, when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. When the Company believes an impairment condition may have occurred, it is required to estimate the undiscounted future cash flows associated with the long-lived asset or group of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for long-lived assets that are expected to be held and used. If the Company determines that the undiscounted cash flows from an asset to be held and used are less than the carrying amount of the asset, or if the Company has classified an asset as held for sale, the Company would evaluate fair value to determine the amount of any impairment charge.

Impairment of long-lived assets

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”) and intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to future undiscounted cash flows expected to be generated by the asset or asset group. Such estimates are based on certain assumptions, which are subject to uncertainty and may materially differ from actual results. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company evaluates long-lived assets, such as property and equipment, and construction-in-progress, when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. When the Company believes an impairment condition may have occurred, it is required to estimate the undiscounted future cash flows associated with the long-lived asset or group of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for long-lived assets that are expected to be held and used. If the Company determines that the undiscounted cash flows from an asset to be held and used are less than the carrying amount of the asset, or if the Company has classified an asset as held for sale, the Company would evaluate fair value to determine the amount of any impairment charge.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs include loan acquisition fees which are recorded at cost and are being amortized both on a straight-line basis over the term of the underlying loan as well as the effective yield method. The straight-line basis is not materially different from the effective yield method required by GAAP. The cost of the loan acquisition fees was $4,711,270 and $290,570 at June 30, 2021 and December 31, 2020, respectively. Amortization of the debt issuance costs for the six months ended June 30, 2021 was $149,190, of which, $135,239 was capitalized as additional construction in progress and $13,951 was expensed.

Debt Issuance Costs

Debt issuance costs include loan acquisition fees which are recorded at cost and will be amortized on a straight-line basis over the term of the underlying loans, which is not materially different from the effective yield method required by GAAP. The cost of the loan acquisition fees was $290,570 and $0 at December 31, 2020 and 2019, respectively. There was no amortization for the year ended December 31, 2020. Amortization of the debt issuance costs will begin January 1, 2021. Future amortization is expected to be $72,642 for the years ending December 31, 2021 through December 31, 2023 and $72,644 for the year ended December 31, 2024.

Description of Business and Principles of Consolidation

Description of Business and Principles of Consolidation

Archaea Energy LLC was founded in November 2018. The Company aims to partner with landfill owners to harness the power of their biogas. The Company looks to source, build and manage projects for the entirety of an energy project’s lifecycle. Through June 30, 2021, the Company has been primarily engaged in the development of high BTU biogas facilities aimed at providing a renewable fuel source expected to power truck and bus fleets across the United States. The Company has entered into various landfill biogas right agreements with certain landfill owners for the construction and operation of biogas facilities. By partnering with landfill owners, the Company expects to capture and convert landfill gases to generate renewable natural gas.

The Company commenced principal operations at its Big Run site in April 2021. The Company continues to incur significant expenditures for the design and development of several biogas facilities, most notable its Assai project located in the Scranton, PA metro area. The Company’s activities are subject to certain risks and uncertainties, including the ability to raise additional capital to complete the biogas facilities and to successfully market its renewable fuel solutions to transportation and other markets.

During the year ended December 31, 2020, the Company purchased 100% of Big Run Power Producers, LLC, a biogas facility located in Ashland, Kentucky. This facility started the pilot stage of RNG production during April 2021, and the Company continues to bring additional wells on-line.

During the year ended December 31, 2020, the Company purchased 72.2% of Gulf Coast Environmental Systems, LLC (“GCES”). Located in Conroe, Texas, GCES is an original equipment manufacturer of air, water, and soil remediation pollution control systems.

On April 7, 2021, the Company completed the acquisition of PEI Power LLC (“PEI”) and acquired 100% of the outstanding membership interests of PEI for cash consideration. PEI is a biogas fuel combustion power generating facility with a combined capacity of approximately 85 MW located in Archbald, PA.

The consolidated financial statements of the Company include all wholly owned subsidiaries, as well as all variable interest entities that the Company determined it is the primary beneficiary. All intercompany balances and transactions have been eliminated.

Description of Business and Principles of Consolidation

Archaea Energy, LLC (the Company) was founded in November 2018. The Company aims to partner with landfill owners to harness the power of their biogas. The Company looks to source, build and manage projects for the entirety of an energy project’s lifecycle. Through December 31, 2020, the Company has been primarily engaged in the development of high Btu biogas facilities aimed at providing a renewable fuel source expected to power truck and bus fleets across the United States. The Company has entered into various landfill biogas right agreements with certain landfill owners for the construction and operation of biogas facilities. By partnering with landfill owners, the Company expects to capture and convert landfill gases to generate renewable natural gas solutions.

The Company has not commenced principal operations within the biogas industry and has incurred significant expenditures for the design and development of several biogas facilities. The Company’s activities are subject to certain risks and uncertainties, including the ability to raise additional working capital to complete the biogas facilities and to successfully market its renewable fuel solutions to transportation and other markets.

During the year ended December 31, 2020, the Company purchased 100% of Big Run Power Producers, LLC, a biogas facility located in Ashland, Kentucky. As of December 31, 2020, this facility was not operational.

During the year ended December 31, 2020, the Company purchased 72.2% of Gulf Coast Environmental Systems, LLC (“GCES”). Located in Conroe, Texas, Gulf Coast is an original equipment manufacturer of air, water, and soil remediation pollution control systems.

The consolidated financial statements of the Company include all wholly owned subsidiaries, as well as all variable interest entities that the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated.

Fair Value on a Nonrecurring Basis

Fair Value on a Nonrecurring Basis

Business Acquisitions

For acquisitions that are determined to be the acquisition of a business, the Company records the identifiable assets acquired, liabilities assumed and noncontrolling interest, if applicable, at fair value at the date of acquisition on a nonrecurring basis. Fair value may be estimated using comparable market data, a discounted cash flow method, or a combination of the two. In the discounted cash flow method, estimated future cash flows are based on management’s expectations for the future and can include estimates of future biogas production, commodity prices, operating and development costs, and a risk-adjusted discount rate. The Company’s acquisitions are discussed in Note 4.

Asset Retirement Obligations

The Company accounts for asset retirement obligations as required under ASC 410, Asset Retirement and Environmental Obligations, (“ASC 410”). ASC 410 requires the fair value of a liability for an asset retirement obligation be recognized in the period in which the legal obligation arises, with the associated discounted asset retirement costs being capitalized as a part of the carrying amount of the long-lived asset and the annual accretion expense recorded in operations. The Company has asset retirement obligations (AROs) arising from legal or regulatory requirements to perform certain asset retirement activities at the time that certain contracts terminate. The liability was initially measured at fair value and subsequently is adjusted for accretion expense and changes in the amount or timing of the estimated cash flows.

The fair value of asset retirement obligations (ARO) are measured using expected cash outflows associated with the ARO. ARO estimates are derived from historical costs and management’s expectations of future cost elements, and therefore, the Company has designated these liabilities as Level 3 financial liabilities. The significant inputs to this fair value measurement include estimates of assets removal, site clean-up, transportation and remediation costs, inflation and credit-adjusted 20-year risk-free rate. See Note 12 for a reconciliation of the beginning and ending balances of the liability for the Company’s asset retirement obligations recorded in the consolidated financial statements.

Fair Value on a Nonrecurring Basis

Business Acquisitions

The Company records the identifiable assets acquired and liabilities assumed at fair value at the date of acquisition on a nonrecurring basis. Fair value may be estimated using comparable market data, a discounted cash flow method, or a combination of the two. In the discounted cash flow method, estimated future cash flows are based on management’s expectations for the future and can include estimates of future biogas production, commodity prices, operating and development costs, and a risk-adjusted discount rate. The Company’s acquisitions are discussed in Note 4.

Asset Retirement Obligations

The Company accounts for asset retirement obligations as required under ASC 410, Asset Retirement and Environmental Obligations, (“ASC 410”). ASC 410 requires the fair value of a liability for an asset retirement obligation be recognized in the period in which the legal obligation arises, with the associated discounted asset retirement costs being capitalized as a part of the carrying amount of the long-lived asset and the annual accretion expense recorded in operations. The Company has recorded in the consolidated financial statements estimates for asset retirement The Company has asset retirement obligations (AROs) arising from legal or regulatory requirements to perform certain asset retirement activities at the time that certain contracts terminate. The liability was initially measured at fair value and subsequently is adjusted for accretion expense and changes in the amount or timing of the estimated cash flows.

The fair value of asset retirement obligations (ARO) is measured using expected cash outflows associated with the ARO. ARO estimates are derived from historical costs and management’s expectations of future cost elements, and therefore, the Company has designated these liabilities as Level 3 financial liabilities. The significant inputs to this fair value measurement include estimates of assets removal, site clean-up, transportation and remediation costs, inflation and credit-adjusted 20-years risk free rate. See Note 12 for a reconciliation of the beginning and ending balances of the liability for the Company’s asset retirement obligations.

Business Acquisitions

Business Acquisitions

The Company determines and allocates the purchase price of an acquired company to the tangible and intangible assets acquired, the liabilities assumed and noncontrolling interest, if applicable, as of the date of acquisition. Results of operations and cash flows of the acquired companies are included in the Company’s operating results from the date of acquisition.

The purchase price allocation process requires the Company to use significant estimates and assumptions which may include estimated fair values of intangible assets, assumed from the acquiree under existing contractual obligations, estimated income taxes assumed from the acquiree and estimated fair value of any contingent consideration.

The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, and these estimates and assumptions are inherently uncertain and subject to refinement during the measurement period not to exceed one year from the acquisition date. As a result, any adjustment identified subsequent to the measurement period is included in operating results in the period in which the amount is determined.

Business Acquisitions

The Company determines and allocates the purchase price of an acquired company to the tangible and intangible assets acquired and the liabilities assumed as of the date of acquisition. Results of operations and cash flows of the acquired companies are included in the Company’s operating results from the date of acquisition.

The purchase price allocation process requires the Company to use significant estimates and assumptions which may include estimated fair values of intangible assets, assumed from the acquiree under existing contractual obligations, estimated income taxes assumed from the acquiree and estimated fair value of any contingent consideration.

The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, these estimates and assumptions are inherently uncertain and subject to refinement. As a result, any adjustment identified subsequent to the measurement period is included in operating results in the period in which the amount is determined.

Restricted Cash

Restricted Cash

The Company maintains escrow accounts under the terms of the Assai Energy 3.75% Senior Secured Notes and the Assai Energy 4.47% Senior Secured Notes — See Note 10. The escrow accounts are legally restricted disbursement accounts for payment of construction-related costs for the Assai biogas project, as well as for future interest and principal payments to the secured investors and future royalty payments. Due to these arrangements the Company has classified the amounts in escrow as restricted cash.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes accounts receivable at invoiced amounts and maintains a valuation allowance for accounts in which collectability is in question. The carrying amount of accounts receivable represents the amount management expects to collect from outstanding balances. Credit is extended to all qualified customers under various payment terms with no collateral required.

The carrying amount of accounts receivable is reduced by amounts that best reflect management’s estimate of the amounts that will not be collected. Management takes into consideration various credit factors including credit worthiness of the customers, the historical experience with the customer, the timeliness of payments on outstanding invoices and the existence of disputed charges. Receivables are written off against the allowance in the period they are determined to be uncollectible. The allowance for doubtful accounts was $132,920 at June 30, 2021 and December 31, 2020.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are valued at the net present value of the consideration given and represents the amount management expects to collect from outstanding balances. Credit is extended to all qualified customers under various payment terms with no collateral required.

The carrying amount of accounts receivable is reduced by amounts that best reflect management’s estimate of the amounts that will not be collected. Management takes into consideration various credit factors including credit worthiness of the customers, the historical experience with the customer, the timeliness of payments on outstanding invoices and the existence of disputed charges. Receivables are written off against the allowance in the period they are determined to be uncollectible. The allowance for doubtful accounts was $132,920 and $0 at December 31, 2020 and 2019, respectively.

Prepaid Expenses

Prepaid Expenses

As of June 30, 2021 and December 31, 2020, prepaid expenses consisted primarily of prepaid property insurance premiums, prepaid engineering, procurement and construction deposits, and prepaid royalty expenses related to biogas plants. The Company recognizes those costs over the term of the related agreement.

Prepaid Expenses

As of December 31, 2020, and 2019, prepaid expenses consisted primarily of prepaid property insurance premiums and prepaid royalty expenses related to biogas plants. The Company recognizes those costs over the term of the agreement.

Goodwill

Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business acquisition. The Company accounts for its goodwill pursuant to the provisions of ASC 350 Intangibles — Goodwill and Other (“ASC 350”). In accordance with ASC 350, goodwill is not amortized, but rather tested for impairment annually, or earlier if an event occurs, or circumstances change, that indicate the fair value of a reporting unit may be below its carrying amount. The Company adopted ASU 2017-04, which eliminated Step 2 from the goodwill impairment test, and as such, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The Company tests goodwill for impairment at each fiscal year end.

Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

In connection with the acquisition of GCES in January 2020, the Company recognized $2,754,438 of goodwill during the year ended December 31, 2020.

Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business acquisition. The Company accounts for its goodwill pursuant to the provisions of FASB ASC Topic 350. In accordance with Topic 350, goodwill is not amortized, but rather tested for impairment annually, or earlier if an event occurs, or circumstances change, that indicate the fair value of a reporting unit may be below its carrying amount. The Company adopted ASU 2017-04, which eliminated Step 2 from the goodwill impairment test, and as such, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. The Company tests goodwill for impairment at each fiscal year end.

Goodwill will be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

In connection with the acquisition of Gulf Coast Environmental Systems, LLC in January 2020, the Company recognized $2,754,438 of goodwill for the year ended December 31, 2020. The Company will perform an annual impairment assessment by applying the methodology of ASU 2017-04, for the year ending December 31, 2021.

Leases

Leases

The Company accounts for its operating leases in accordance with ASC 840, Leases (“ASC 840”). The Company is expected to adopt the new lease standard, ASU 2016-02, also known as ASC 842 — Leases, in the fiscal year beginning January 1, 2022. The new standard is not expected to have a material impact on the Company.

Leases

The Company accounts for its operating leases in accordance with ASC 840. The Company is expected to adopt new leases standard, ASU 2016-02, also known as ASC 842 — Leases, in the fiscal year beginning January 1, 2021.

Derivative Instruments

Derivative Instruments

The Company applies the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 requires each derivative instrument to be recorded and recognized on the consolidated balance sheets at fair value, unless they meet the normal purchase/normal sale criteria and are designated and documented as such. Changes in the fair value of derivative instruments are recognized in earnings. The Company’s offtake agreements were determined to meet the normal purchase/normal sale criteria and were designated and documented as such. As the biogas facilities achieve COD and the offtake agreements take effect, the revenues associated with these offtake agreements will be recognized in accordance with ASC 606. These offtake agreements range from 20 to 25 years and commit the majority of the facility’s natural gas production to the offtaker.

Derivative Instruments

The Company applies the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 requires each derivative instrument to be recorded and recognized on the consolidated balance sheets at fair value, unless they meet the normal purchase/normal sale criteria and are designated and documented as such. Changes in the fair value of derivative instruments are recognized in earnings. The Company’s offtake agreements were determined to meet the normal purchase/normal sale criteria and were designated and documented as such. The offtake agreements pertain to the sale of natural gas generated from the Company’s biogas facilities that had not achieved COD as of December 31, 2020 and, therefore, did not generate any revenue during the year ended December 31, 2020. Once the biogas facilities achieve COD and the offtake agreements take effect, the revenues associated with the offtake agreements will be recognized in accordance with ASC 606. These offtake agreements range from 20 to 25 years and commit the majority of the facilities natural gas production to the offtaker.

Rice Acquisition Corp. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Principles of Consolidation and Financial Statement Presentation

Principles of Consolidation and Financial Statement Presentation

The unaudited condensed consolidated financial statements include the accounts of the Company and its majority-owned and controlled operating subsidiary after elimination of all intercompany transactions and balances as of June 30, 2021 and December 31, 2020. The ownership interest of noncontrolling participants in the operating subsidiary is included as a separate component of stockholders’ equity. The noncontrolling participants’ share of the net loss is included as “Net loss attributable to noncontrolling interest in subsidiary” on the accompanying unaudited condensed consolidated statement of operations.

Use of Estimates

Use of Estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the Consolidated Financial Statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There are no cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There are no cash equivalents as of June 30, 2021 and December 31, 2020.

Investments Held in Trust Account

Investments Held in Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying unaudited condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

As of December 31, 2020, the carrying values of cash, accounts payable, accrued expenses, and franchise tax payable approximate their fair values due to the short-term nature of the instruments. As of December 31, 2020, the Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less, which are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” equal or approximate the carrying amounts represented in the condensed consolidated balance sheets.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities were expensed as incurred and presented as non-operating expenses in the condensed statements of operations. Offering costs associated with the Class A common stock issued were charged to stockholders’ equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Derivative Instruments

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 18,633,500 common stock warrants issued in connection with its Initial Public Offering (11,862,500) and Private Placement (6,771,000) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Public Warrants and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period until they are exercised. The initial fair value of the Public Warrants issued in connection with the Initial Public Offering were estimated using a Monte Carlo simulation model. The fair value of the Public Warrants as of June 30, 2021 is based on observable listed prices for such warrants. The fair value of the Private Placement Warrants as of June 30, 2021 is determined using Black-Scholes option pricing model. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Net Income Per Share of Common Stock

Net Loss Per Common Share

Net loss per share of common stock is computed by dividing net loss applicable to stockholders by the weighted average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 18,351,762 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per common share is the same as basic earnings per common share for the period presented.

The Company’s statement of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. Net income per share, basic and diluted for Class A common stock is calculated by dividing the net gain from investments held in the Trust Account of approximately $32,000, net of applicable franchise taxes of approximately $32,000 for the period from September 1, 2020 (inception) through December 31, 2020, by the weighted average number of shares of Class A common stock outstanding for the period. Net loss per share, basic and diluted for Class B common stock for the period from September 1, 2020 (inception) through December 31, 2020 is calculated by dividing the change in fair value of warrant liability of approximately $19.7 million, compensation expense of approximately $1.7 million, approximately $787,000 related to warrant financing costs, general and administration expenses of approximately $291,000 and franchise taxes of approximately $33,000, net of noncontrolling interest of approximately $865,000, resulting in a net loss of approximately $21.6 million, by the weighted average number of Class B common stock outstanding for the period.

Net Income Per Share of Common Stock

The Company’s condensed consolidated statements of operations include a presentation of net income (loss) per share for Class A common stock subject to possible redemption in a manner similar to the two-class method of net income (loss) per common stock. Net income (loss) per common stock, basic and diluted, for redeemable Class A common stock is calculated by dividing the interest income earned on the Trust Account, less interest available to be withdrawn for the payment of taxes, by the weighted average number of redeemable Class A common stock outstanding for the periods. Net income (loss) per common stock, basic and diluted, for non-redeemable Class A and Class B common stock is calculated by dividing the net income (loss), adjusted for income attributable to redeemable Class A common stock, by the weighted average number of non-redeemable Class A and Class B common stock outstanding for the periods. Non-redeemable Class A common stock includes shares sold in the Private Placement Units and Class B common stock include the Founder Shares as these common stocks do not have any redemption features and do not participate in the income earned on the Trust Account.

The Company has not considered the effect of the warrants sold in the Public Offering (including the consummation of the over-allotment) and Private Placement Warrants to purchase 18,633,500 shares of the Company’s Class A common stock in the calculation of diluted income (loss) per share, since the exercise of the warrants and the conversion of the rights into shares of common stock is contingent upon the occurrence of future events.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$5,752	$43,263
Less: Company’s portion available to be withdrawn to pay taxes	(5,752)	(43,263)
Net income attributable to redeemable Class A common stock	$—	$—
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding, redeemable Class A common stock	23,725,000	23,725,000
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.00
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Non-redeemable Class A and Class B common stock
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss)	$(114,348,270)	$(105,576,176)
Net income allocable to redeemable Class A common stock	—	—
Net income (loss) attributable to non-redeemable Class A and Class B common stock	$(114,348,270)	$(105,576,176)
Denominator: Weighted average non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	5,933,850	5,933,850
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock	$(19.27)	$(17.79)

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of June 30, 2021 and December 31, 2020, the Company had deferred tax assets of approximately $1,932,000 and $618,000, respectively, with a full valuation allowance against them.

FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of June 30, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes was de minimis for the three and six months ended June 30, 2021.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncement if currently adopted would have a material effect on the Company’s Consolidated Financial Statements.

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standard Update (the “ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncement if currently adopted would have a material effect on the Company’s condensed consolidated financial statements.

Investments in Joint Ventures

Investments Held in Trust Account

Upon the closing of the Initial Public Offering and the Private Placement, the Company was required to place net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement in a Trust Account, which may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by management of the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account. Investments held in Trust Account are classified as trading securities, which are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in gain on marketable securities, dividends and interest held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information, other than for investments in open-ended money market funds with published daily net asset values (“NAV”), in which case the Company uses NAV as a practical expedient to fair value. The NAV on these investments is typically held constant at $1.00 per unit.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000, and investments held in Trust Account. At December 31, 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value Measurements

Fair Value Measurement

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of underwriting, legal, accounting, underwriting commissions and other costs incurred that were directly related to the Initial Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in FASB ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2020, an aggregate of 18,351,762 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheet.

Aria Energy LLC [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

(c)     Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements. Actual results could differ from those estimates. The areas most subject to estimation are the projected sale prices of RIN and LCFS attributes.

(c)     Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements. Actual results could differ from those estimates. The areas most subject to estimation are the projected sale prices of RIN and LCFS attributes.

Cash and Cash Equivalents

(f)     Cash and Cash Equivalents

The Company considers all investments with an original maturity of three months or less when purchased to be cash equivalents.

The Company maintains amounts on deposit with various financial institutions, which may exceed federally insured limits. Management periodically evaluates the creditworthiness of those institutions. The Company has not experienced any losses on such deposits.

(f)     Cash and Cash Equivalents

The Company considers all investments with an original maturity of three months or less when purchased to be cash equivalents.

The Company maintains amounts on deposit with various financial institutions, which may exceed federally insured limits. Management periodically evaluates the creditworthiness of those institutions. The Company has not experienced any losses on such deposits.

Derivative Instruments

(o)    Derivative Instruments

The Company applies the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 requires each derivative instrument to be recorded and recognized on the consolidated balance sheets at fair value, unless they meet the normal purchase/normal sale criteria and are designated and documented as such. Changes in the fair value of derivative instruments are recognized in earnings.

(o)    Derivative Instruments

The Company applies the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 requires each derivative instrument to be recorded and recognized on the consolidated balance sheets at fair value, unless they meet the normal purchase/normal sale criteria and are designated and documented as such. Changes in the fair value of derivative instruments are recognized in earnings.

Income Taxes

(t)     Income Taxes

Aria Energy LLC is a limited liability company taxed as a partnership and therefore no provision for federal income taxes has been made in the consolidated financial statements since taxable income or loss of Aria Energy LLC is required to be reported by the respective members on their individual income tax returns.

In 2016, Congress enacted the Bipartisan Budget Act of 2015 (the Act), which includes major changes in the way the IRS audit entities that are classified as partnerships. In the event the Company is audited by the taxing authority and assessed additional amounts due to the underpayment of tax in previous tax years, the Company intends to make the push-out election allowed by Treasury. That election allows the Company to notify its partners of their share of imputed underpayment amounts for including in their current tax returns. The Company has evaluated its tax position and believes it has no uncertain tax positions.

One of Aria Energy LLC’s subsidiaries is treated as a corporation for tax purposes. Income taxes of this subsidiary are accounted for under the asset and liability method. This entity has reported tax losses since inception; therefore there continues to be a full valuation allowance at June 30, 2021 and December 31, 2020 recorded against its net deferred tax asset. The entity has recorded no income tax expense for the six months ended June 30, 2021 and June 30, 2020.

(t)     Income Taxes

Aria Energy LLC is a limited liability corporation taxed as a partnership and therefore no provision for federal income taxes has been made in the consolidated financial statements since taxable income or loss of Aria Energy LLC is required to be reported by the respective members on their individual income tax returns.

In 2016, Congress enacted the Bipartisan Budget Act of 2015 (the Act), which includes major changes in the way the IRS audit entities that are classified as partnerships. In the event the Company is audited by the taxing authority and assessed additional amounts due to the underpayment of tax in previous tax years, the Company intends to make the push-out election allowed by Treasury. That election allows the Company to notify its partners of their share of imputed underpayment amounts for including is their current tax returns. The Company has evaluated its tax position and believes it has no uncertain tax positions.

One of Aria Energy LLC’s subsidiaries is treated as a corporation for tax purposes. Income taxes of this subsidiary are accounted for under the asset and liability method. This entity has reported tax losses since inception, and there is a full valuation allowance of $605 and $504 at December 31, 2020 and 2019, respectively, recorded against its net deferred tax asset.

Investments in Joint Ventures

(n)    Investments in Joint Ventures

Investments in joint ventures are reported on the equity method. Under this method, the Company records its proportional share of its income or losses of joint ventures as equity in income of joint ventures in the consolidated statements of operations.

(n)    Investments in Joint Ventures

Investments in joint ventures are reported on the equity method. Under this method, the Company records its proportional share of its income or losses of joint ventures as equity in income of joint ventures in the consolidated statements of operations.

Concentration of Credit Risk

(u)    Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. Certain accounts receivable are concentrated within entities engaged in the energy industry. These industry concentrations may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the customers may be similarly affected by changes in economic, industry or other conditions. Receivables and other contractual arrangements are subject to collateral requirements under the terms of enabling agreements. However, the Company believes that the credit risk posed by industry concentration is offset by the creditworthiness of its customer base.

(u)    Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. Certain accounts receivable are concentrated within entities engaged in the energy industry. These industry concentrations may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the customers may be similarly affected by changes in economic, industry or other conditions. Receivables and other contractual arrangements are subject to collateral requirements under the terms of enabling agreements. However, the Company believes that the credit risk posed by industry concentration is offset by the creditworthiness of its customer base.

Fair Value Measurements

(w)    Fair Value Measurements

Fair value is the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The framework for establishing fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

The Company employs varying methods and assumptions in estimating the fair value of each class of financial instruments for which it is practicable to estimate fair value. For cash and cash equivalents, accounts receivable and trade accounts payables, the carrying amounts approximate fair value due to the short maturity of these instruments. For long-term debt, the carrying amounts approximate fair value as the interest rates obtained by the Company approximate the prevailing interest rates available to the Company for similar instruments.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the hierarchy alluded to above is established that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

(w)    Fair Value Measurements

Fair value is the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The framework for establishing fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

The Company employs varying methods and assumptions in estimating the fair value of each class of financial instruments for which it is practicable to estimate fair value. For cash and cash equivalents, accounts receivable and trade accounts payables, the carrying amounts approximate fair value due to the short maturity of these instruments. For long-term debt, the carrying amounts approximate fair value as the interest rates obtained by the Company approximate the prevailing interest rates available to the Company for similar instruments.

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the hierarchy alluded to above is established that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

Basis of Presentation		(a) Basis of Presentation The consolidated financial statements of the Company have been prepared on the basis of United States generally accepted accounting principles (U.S. GAAP).	(a) Basis of Presentation The consolidated financial statements of the Company have been prepared on the basis of United States generally accepted accounting principles (U.S. GAAP)
Segment Reporting

(b)    Segment Reporting

The Company reports segment information in two segments: RNG and electric operations (landfill gas-to-energy, LFGTE). Landfill gas fuel source is a common element, though the Company has a new RNG plant that is under construction that will utilize waste from dairy cattle. The Company currently manages RNG and electric production as separate operating groups and measures production output in terms of megawatt hours (MWh) for LFGTE projects, and energy content is expressed as “millions of British thermal units” or MMBtu for RNG. Other segment reporting considerations include:

•        There are separate operating and leadership teams for RNG and LFGTE, each of whom have different skill sets. The processes for production are unique.

•        Customers are different. Utilities and ISO’s are buyers of electricity and RECs. Municipalities and energy companies are the primary buyers of commodity and RINs.

•        Economics are much stronger with RNG. Prices for both segments are volatile, but based on different drivers.

•        The Company operates a small portfolio of LFGTE plants for third parties. Operationally these plants are the same as wholly owned projects.

•        The Company operates RNG plants for its joint-venture (JV) Mavrix LLC (Mavrix). These plants are operationally the same as wholly owned plants.

•        Construction activity is limited to wholly owned or JV plants. No construction activity is performed for third parties. Construction revenue only exists when building assets for non-consolidated subsidiaries.

(b)    Segment Reporting

The Company reports segment information in two segments: RNG and electric operations (landfill gas-to-energy, LFGTE). Landfill gas fuel source is a common element, though the Company has a new RNG plant that is under construction that will utilize waste from dairy cattle. The Company currently manages RNG and electric production as separate operating groups and measures production output in terms of megawatt hours (MWh) for LFGTE projects, and energy content is expressed as “millions of British thermal units” or MMBtu for RNG. Other segment reporting considerations include:

•        There are separate operating and leadership teams for RNG and LFGTE, each of whom have different skill sets. The processes for production are unique.

•        Customers are different. Utilities and ISO’s are buyers of electricity and RECs. Municipalities and energy companies are the primary buyers of commodity and RINs.

•        Economics are much stronger with RNG. Prices for both segments are volatile, but based on different drivers.

•        The Company operates a small portfolio of LFGTE plants for third parties. Operationally these plants are the same as wholly owned projects.

•        The Company operates RNG plants for its joint-venture (JV) Mavrix LLC (Mavrix). These plants are operationally the same as wholly owned plants.

•        Construction activity is limited to wholly owned or JV plants. No construction activity is performed for third parties. Construction revenue only exists when building assets for non-consolidated subsidiaries.

Noncontrolling Interest

(d)    Noncontrolling Interests

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of Aria Energy LLC. Noncontrolling interests are initially recorded at transaction price which is equal to their fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests. In the second quarter of 2021, noncontrolling interest was extinguished as part of the sale of LES Project Holdings LLC. See note 7 for further discussion on the sale and accompanying accounting treatment.

(d)    Noncontrolling Interests

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of Aria Energy LLC. Noncontrolling interests are initially recorded at transaction price which is equal to their fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests.

Revenue Recognition

(e)     Revenue Recognition

The Company generates revenue from the production and sale of electricity, gas, and their renewable energy attributes, and performance of other landfill energy services. Based on requirements of U.S. GAAP, a portion of revenue is accounted for under Accounting Standards Codification (ASC) 840, Leases, and a portion under ASC 606, Revenue from Contracts with Customers. Under ASC 840, revenue is recognized as accruable, generally upon delivery of electricity, gas, and their related renewable attributes. Under ASC 606, revenue is recognized upon the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Based on the terms of the power purchase agreements (PPAs), the amounts recorded under ASC 840 are generally consistent with revenue recognized under ASC 606. For the six months ended June 30, 2021, approximately 36% of revenue was accounted for under ASC 606 and 64% under ASC 840. For the six months ended June 30, 2020, approximately 42% of revenue was accounted for under ASC 606 and 58% under ASC 840.

The following tables display the Company’s revenue by major source for the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30,
	2021	2020
Major goods/services Line:
Gas commodity	$14,574	10,947
Gas renewable attributes	41,148	21,932
Gas service	706	483
Electric commodity	19,610	18,702
Electric service	3,430	4,256
Electric renewable attributes	5,016	6,329
Construction	24	7,246
	$84,508	69,895

Operating Segments
RNG	$56,452	40,607
LFGTE	28,056	29,288
	$84,508	69,895

Below is a description of accounting policies for each revenue stream:

(i)     Electricity

The Company sells a portion of the electricity it generates under the terms of power purchase agreements or other contractual arrangements which is included in energy revenue. Most PPAs are accounted for as operating leases under ASC 840, as the majority of the output under each PPA is sold to a single offtaker. The PPAs have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the electricity is delivered. PPAs that are not accounted for as leases are considered derivatives. The Company has elected the normal purchase normal sale exception for these contracts, and accounts for these PPAs under ASC 606. Revenue is recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices.

Certain of the Company’s generated electricity is sold through energy wholesale markets (New York Independent System Operator (NYISO), New England Independent System Operator (NEISO), and the Pennsylvania, Jersey, Maryland Independent System Operator (PJM)) into the day-ahead market. These electricity generation revenue streams are accounted for under ASC 606. These electric revenue streams are recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices. The Company also sells its capacity into the month-ahead and three-year ahead markets in the wholesale markets to satisfy system integrity and reliability requirements. Revenue from capacity is recognized under ASC 606 over time using an output method. Capacity, which is a stand-ready obligation to deliver energy when required by the customer, is measured using MWs of capacity.

(ii)    Gas

The Company sells the gas it generates pursuant to various contractual arrangements which is included in energy revenue. These gas sales are accounted for as operating leases under ASC 840, as the majority of the output under each contract is sold to a single offtaker. These agreements have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the gas is delivered to the customer based on contractual prices.

The Company also has a division that resells biogas it purchases pursuant to various contractual arrangements which is included in energy revenue. This revenue is accounted for under ASC 606. Revenues related to these contracts are recognized at a point in time when control is transferred upon delivery of the biogas. Revenue is recognized on a monthly basis based on the volume of RNG delivered and the price agreed upon with the customer.

(iii)   Renewable Attributes

The Company also generates revenue through the sale of renewable attributes, which is included in energy revenue.

The Company’s electric plants generate renewable energy credits, or RECs, as they generate electricity. The majority of the Company’s RECs are generated by plants for which the Company has a PPA to sell all of the outputs (both energy and RECs) to the PPA counterparty and therefore are accounted for as operating leases in accordance with ASC 840, with revenue recognized as the energy and RECs are generated and delivered. For RECs not bundled with a PPA, the Company considers the RECs when held by the Company to be an inventory item, and outputs that are an economic benefit obtained directly through the operation of the plants. For these stand-alone sales, revenue is recognized under ASC 606 at a point-in-time, when control is transferred. For RECs subject to sales agreements prior to energy generated, control is deemed to be transferred and revenue recognized when related energy is generated even in cases where there is a certification lag as it has been deemed to be perfunctory. The value of RECs held in inventory is immaterial as the majority of RECs are either sold as part of a PPA or sold in an active market where a sales agreement exists for the credits at the time they are generated.

The Company generates renewable fuel credits called renewable identification numbers, or RINs. Pipeline-quality renewable natural gas processed from landfill gas qualifies for RINs when delivered to a compressed natural gas fueling station. RINs are similar to RECs on the electric side in that they reflect the value of renewable energy as a means to satisfy regulatory requirements or goals. They are different in that RINs exist pursuant to a national program and not an individual state program. The majority of the Company’s RINs are generated by plants for which the Company has a PPA to sell all of the outputs and are therefore accounted for as operating leases in accordance with ASC 840, with revenue recognized when the fuel is produced and transferred to a third party.

(iv)   Construction Type Contracts

The Company, on occasion, enters into contracts to construct energy projects. This contract revenue is recorded under ASC 606 over time, using an input method based on costs incurred.

(v)    Operation and Maintenance (O&M)

The Company provides O&M services at projects owned by third parties which are included in revenue from services. Revenue for these services is recognized under ASC 606. O&M revenue is recognized over time, using the output method, based on the production of electricity from the project.

(vi)   PPA and O&M Contract Amortization

Through acquisitions, the Company has both above and below-market contracts from PPAs and O&M agreements related to the sale of electricity or delivery of services in future periods for which the fair value has been determined to be more or less than market. The amount above and below market value is being amortized to revenue over the remaining life of the underlying contract which is included in energy revenue.

The Company elected to recognize revenue using the right to invoice practical expedient. The Company determined that the amounts invoiced to customers correspond directly with the value to customers and the Company’s satisfaction of the performance obligations to date. Furthermore, with the election of the right to invoice practical expedient, the Company also elects to omit disclosures on the remaining, or unsatisfied performance obligations since the revenue recognized corresponds to the amount that the Company has the right to invoice.

(e)     Revenue Recognition

The Company generates revenue from the production and sale of electricity, gas, and their renewable energy attributes, and performance of other landfill energy services. Based on requirements of U.S. GAAP, a portion of revenue is accounted for under Accounting Standards Codification (ASC) 840, Leases, and a portion under ASC 606, Revenue from Contracts with Customers. Under ASC 840, revenue is recognized as accruable, generally upon delivery of electricity, gas, and their related renewable attributes. Under ASC 606, revenue is recognized upon the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which is expected to be entitled in exchange for those goods or services. Based on the terms of the power purchase agreements (PPAs), the amounts recorded under ASC 840 are generally consistent with revenue recognized under ASC 606. For the year ended December 31, 2020, approximately 41% of revenue was accounted for under ASC 606 and 59% under ASC 840. For the year ended December 31, 2019, approximately 43% of revenue was accounted for under ASC 606 and 57% under ASC 840.

The following table’s display the Company’s revenue by major source for the year’s ended December 31, 2020, 2019, and 2018:

	Years Ended December 31,
Major goods/service Line:	2020	2019	2018
Gas commodity	$23,730	23,968	27,342
Gas renewable attributes	51,413	40,374	65,895
Electric commodity	35,359	38,503	44,007
Electric operations and maintenance	11,003	8,046	7,851
Electric renewable attributes	11,075	9,598	10,017
Construction	9,983	12,497	13,172
	$142,563	132,986	168,284

Operating Segments
RNG	$85,126	76,839	106,409
LFGTE	57,437	56,147	61,875
	$142,563	132,986	168,284

Below is a description of accounting policies for each revenue stream:

(i)     Electricity

The Company sells a portion of the electricity it generates under the terms of power purchase agreements or other contractual arrangements which is included in energy revenue. Most PPAs are accounted for as operating leases under ASC 840, as the majority of the output under each PPA is sold to a single offtaker. The PPAs have no minimum lease payments and all of the rental income under these leases is recorded as revenue when the electricity is delivered. PPAs that are not accounted for as leases are considered derivatives. The Company has elected the normal purchase normal sale exception for these contracts, and accounts for these PPAs under ASC 606. Revenue is recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices.

Certain of the Company’s generated electricity is sold through energy wholesale markets (New York Independent System Operator (NYISO), New England Independent System Operator (NEISO), and the Pennsylvania, Jersey, Maryland Independent System Operator (PJM)) into the day-ahead market. These electricity generation revenue streams are accounted for under ASC 606. These electric revenue streams are recognized over time using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligation for the delivery of energy is generally measured by MWh’s delivered based on contractual prices. The Company also sells its capacity into the month-ahead and three-year ahead markets in the wholesale markets to satisfy system integrity and reliability requirements. Revenue from capacity is recognized under ASC 606 over time using an output method. Capacity, which is a stand-ready obligation to deliver energy when required by the customer, is measured using MWs of capacity.

(ii)    Gas

The Company sells the gas it generates pursuant to various contractual arrangements which is included in energy revenue. These gas sales are accounted for as operating leases under ASC 840, as the majority of the output under each contract is sold to a single offtaker. These agreements have no minimum lease payments and all of the rental income under theses leases is recorded as revenue when the gas is delivered to the customer based on contractual prices.

The Company also has a division that resells biogas it purchases pursuant to various contractual arrangements which is included in energy revenue. This revenue is accounted for under ASC 606. Revenues related to these contracts are recognized at a point in time when control is transferred upon delivery of the biogas. Revenue is recognized on a monthly basis based on the volume of RNG delivered and the price agreed upon with the customer.

(iii)   Renewable Attributes

The Company also generates revenue through the sale of renewable attributes, which is included in energy revenue.

The Company’s electric plants generate renewable energy credits, or RECs, as they generate electricity. The majority of the Company’s RECs are generated by plants for which the Company has a PPA to sell all of the outputs (both energy and RECs) to the PPA counterparty and therefore are accounted for as operating leases in accordance with ASC 840, with revenue recognized as the energy and RECs are generated and delivered. For RECs not bundled with a PPA, the Company considers the RECs when held by the Company to be an inventory item, and outputs that are an economic benefit obtained directly through the operation of the plants. For these stand-alone sales, revenue is recognized under ASC 606 at a point-in-time, when control is transferred. For RECs subject to sales agreements prior to energy generated, control is deemed to be transferred and revenue recognized when related energy is generated even in cases where there is a certification lag as it has been deemed to be perfunctory. The value of RECs held in inventory is immaterial as the majority of RECs are either sold as part of a PPA or sold in an active market where a sales agreement exists for the credits at the time they are generated.

The Company generates renewable fuel credits called renewable identification numbers, or RINs. Pipeline-quality renewable natural gas processed from landfill gas qualifies for RINs when delivered to a compressed natural gas fueling station. RINs are similar to RECs on the electric side in that they reflect the value of renewable energy as a means to satisfy regulatory requirements or goals. They are different in that RINs exist pursuant to a national program and not an individual state program. The majority of the Company’s RINs are generated by plants for which the Company has a PPA to sell all of the outputs and are therefore accounted for as operating leases in accordance with ASC 840, with revenue recognized when the fuel is produced and transferred to a third party.

(iv)    Construction Type Contracts

The Company, on occasion, enters into contracts to construct energy projects. This contract revenue is recorded under ASC 606 over time, using an input method based on costs incurred.

(v)     Operation and Maintenance (O&M)

The Company provides O&M services at projects owned by third parties which are included in revenue from services. Revenue for these services is recognized under ASC 606. O&M revenue is recognized over time, using the output method, based on the production of electricity from the project.

(vi)    PPA and O&M Contract Amortization

Through acquisitions, the Company has both above and below-market contracts from PPAs and O&M agreements related to the sale of electricity or delivery of services in future periods for which the fair value has been determined to be more or less than market. The amount above and below market value is being amortized to revenue over the remaining life of the underlying contract which is included in energy revenue.

The Company elected to recognize revenue using the right to invoice practical expedient. The Company determine that the amounts invoiced to customers correspond directly with the value to customers and the Company’s satisfaction of the performance obligations to date. Furthermore, with the election of the right to invoice practical expedient, the Company also elects to omit disclosures on the remaining, or unsatisfied performance obligations since the revenue recognized corresponds to the amount that the Company has the right to invoice.

Accounts Receivable

(g)    Accounts Receivable

Accounts receivable are stated at the invoiced or estimated amounts adjusted for any allowance for doubtful accounts. An allowance for doubtful accounts is established based on a specific assessment of all invoices that remain unpaid following normal customer payment periods. There was no allowance for doubtful accounts at June 30, 2021 and December 31, 2020 based on the Company’s history with its existing customers. Payments on accounts receivable balances are typically due and paid within 30 days of invoice.

(g)    Accounts Receivable

Accounts receivable are stated at the invoiced or estimated amounts adjusted for any allowance for doubtful accounts. An allowance for doubtful accounts is established based on a specific assessment of all invoices that remain unpaid following normal customer payment periods. There was no allowance for doubtful accounts at December 31, 2020 and 2019 based on the Company’s history with its existing customers. Payments on accounts receivable balances are typically due and paid within 30 days of invoice.

Inventory

(h)    Inventory

Inventory is stated at the lower of weighted average cost or net realizable value. Inventory consists primarily of engine parts and supplies used in the maintenance of production equipment.

(h)    Inventory

Inventory is stated at the lower of weighted average cost or net realizable value. Inventory consists primarily of engine parts and supplies used in the maintenance of production equipment.

Property and Equipment

(i)     Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Expenditures for major renewals and betterments that extend the useful life of the assets are capitalized and depreciated over the remaining life of the assets. Maintenance and repair costs incurred by the Company are charged to expense as incurred in cost of energy. Changes in the assumption of useful lives of assets could have a significant impact on the Company’s results of operations and financial condition. Upon sale or retirement, the asset cost and related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is recognized in income. Interest incurred on funds borrowed to finance capital projects is capitalized until the project under construction is ready for its intended use. There was no interest capitalized for the six months ended June 30, 2021 and 2020.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Depreciable life – in years
Buildings	20 – 40
Machinery and equipment	10 – 20
Furniture and fixtures	5

(i)     Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Expenditures for major renewals and betterments that extend the useful life of the assets are capitalized and depreciated over the remaining life of the assets. Maintenance and repair costs incurred by the Company are charged to expense as incurred in cost of energy. Changes in the assumption of useful lives of assets could have a significant impact on the Company’s results of operations and financial condition. Upon sale or retirement, the asset cost and related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is recognized in income. Interest incurred on funds borrowed to finance capital projects is capitalized until the project under construction is ready for its intended use. There was no interest capitalized for the years ended December 31, 2020 and 2019.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Depreciable life – in years
Buildings	20 – 40
Machinery and equipment	10 – 20
Furniture and fixtures	5

Held for Sale

(j)     Held for Sale

During 2020, the Company enacted a plan to sell LES Project Holdings, LLC (LESPH), and accordingly, the business was classified as held for sale through December 31, 2020. An agreement to sell the membership interests of the business subsequently was executed on March 1, 2021. The sale of LESPH was completed on June 10, 2021. Proceeds from the sale were $58,500, which were sent to the lenders of the LESPH debt discussed in note 7. As discussed further in note 7, in connection with the sale, the Company was released from its obligations under the LESPH debt and a gain on the extinguishment of debt in the amount of $61,411 was recorded in conjunction with the sale, which accounts for the proceeds received, the debt and interest payable relieved and settlement of LESPH intercompany balances. The Company recorded an ordinary gain on sale of assets in the amount of $1,347.

The assets and liabilities included in the consolidated balance sheet that are held for sale as of December 31, 2020 are as follows:

In $000s
Current assets:
Accounts receivable	2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Non current assets:
Property and equipment	4,906
Intangible assets	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total non current assets	64,134
Total assets held for sale	70,034

Current liabilities
Trade accounts payable	824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Non current liabilities
Below market contracts	6,060
Asset retirement obligations	3,584
Total non current liabilities	9,644
Total liabilities held for sale	12,534

The net gain (loss) associated with LESPH included in the net gain (loss) on the Company’s consolidated statements of comprehensive income (loss) was $67,052 and $(6,224) for the six months ended June 30, 2021 and 2020, respectively, of which $67,341 and $(6,262), respectively, were attributable to the Company.

(j)     Held for Sale

During 2020, the Company enacted a plan to sell LESPH, and accordingly, the business was classified held for sale at December 31, 2020. An agreement to sell the membership interests of the business subsequently occurred on March 1, 2021 for the purchase price, net of $1,000 of estimated transaction expenses, of $57,500. An impairment of the net assets held for sale in the amount of $25,293 was recognized as of December 31, 2020.

The assets and liabilities included in the consolidated balance sheet that are held for sale as of December 31 are as follows:

In $000s
Current assets:
Accounts receivable	2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Noncurrent assets:
Property and equipment	4,906
Intangible assets	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total noncurrent assets	64,134
Total assets held for sale	70,034

Current liabilities
Trade accounts payable	824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Noncurrent liabilities
Below market contracts	6,060
Asset retirement obligations	3,584
Total noncurrent liabilities	9,644
Total liabilities held for sale	12,534

The net loss associated with LESPH included in the net loss on the Company’s consolidated statements of comprehensive loss was $(38,367), $(15,161) and $(38,372) for the years ended December 31, 2020, 2019, and 2018, respectively, of which $(38,445), $(15,245) and $(38,439) respectively, were attributable to the Company.

Impairment of Long-lived Assets

(k)    Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”), property and equipment, and intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to future undiscounted cash flows expected to be generated by the asset or asset group. Such estimates are based on certain assumptions, which are subject to uncertainty and may materially differ from actual results. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For purposes of testing for an impairment loss, a long-lived asset or assets shall be grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level of cash inflows and outflows largely independent of other assets is generally determined to be a project, which represents a single electrical or gas generation facility located at a single landfill site. The group of assets and liabilities at the project level includes property and equipment, intangible assets (relating to gas rights agreements specific to the project site and, if applicable, the power purchase agreement also specific to the project site), and liabilities associated with out of market contracts (out of market power purchase agreements, if applicable).

There were no triggering events related to the Company’s projects in the Term Loan B portfolio in the six months ended June 30, 2021. Accordingly, no impairment charge was recognized in 2021 for this group of assets.

(k)    Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”), property and equipment, and intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to future undiscounted cash flows expected to be generated by the asset or asset group. Such estimates are based on certain assumptions, which are subject to uncertainty and may materially differ from actual results. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For purposes of testing for an impairment loss, a long-lived asset or assets shall be grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level of cash inflows and outflows largely independent of other assets is generally determined to be a project, which represents a single electrical or gas generation facility located at a single landfill site. The group of assets and liabilities at the project level includes property and equipment, intangible assets (relating to gas rights agreements specific to the project site and, if applicable, the power purchase agreement also specific to the project site), and liabilities associated with out of market contracts (out of market power purchase agreements, if applicable).

The Company recorded a valuation allowance in relation to its sale of LESPH’s assets and liabilities. A definitive Membership Interest Purchase Agreement (MIPA) with Energy Power Investment Company LLC was entered into in March 2021. Given the characteristics of the cooperative sale process, this was treated as a separate transaction from the settlement of the debt (through the execution of the Mutual Release Agreement, discussed in note 2). Since the former will result in a loss, it is recognized as an impairment charge of $25,293 in 2020. The gain resulting from the settlement of the debt will be recognized in 2021 upon the sale of LESPH.

There were no triggering events related to the Company’s projects in the Term B Loan portfolio in 2020. Accordingly, no impairment charge was recognized in 2020 for this group of assets.

There were impairment charges recorded in 2019 of $1,634: $1,279 was charged to intangible assets and $355 was charged to property and equipment. An impairment charge of $26,167 was recognized in 2018 as a result of non-renewal of certain PPAs. Specifically, a $20,532 impairment was charged to intangible assets and $5,635 was charged to property and equipment.

Other Noncurrent Assets		(l) Other Noncurrent Assets The other noncurrent asset as of June 30, 2021 and December 31, 2020 represents long-term deposits with transportation and utility companies.	(l) Other Noncurrent Assets The other noncurrent asset as of December 31, 2020 and 2019 represents long-term deposits with transportation and utility companies.
Debt Issuance Costs

(m)   Debt Origination Costs

Debt origination costs were incurred by the Company in connection with various legal, consulting, and financial costs associated with debt financing and are reported net of accumulated amortization. These charges are being amortized over the term of the related debt agreements using the effective interest rate and are recorded as a reduction to long-term debt.

(m)   Debt Origination Costs

Debt origination costs were incurred by the Company in connection with various legal, consulting, and financial costs associated with debt financing and are reported net of accumulated amortization. These charges are being amortized over the term of the related debt agreements using the effective interest rate and are recorded as a reduction to long-term debt. Expected amortization expense in each year 2021 – 2022 is $993 and $391, respectively.

Asset Retirement Obligations

(p)    Asset Retirement Obligations

Asset retirement obligations (AROs) associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts and for which the timing and/or method of settlement may be conditional on a future event. AROs are recognized at fair value in the period in which they are incurred and a reasonable estimate of fair value can be made. Upon initial recognition of an obligation, the Company capitalizes the asset retirement cost by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its expected future value, while the capitalized cost is depreciated over the useful life of the related asset. Accretion expense is included in depreciation, amortization and accretion in the consolidated statements of operations. See note 9 for further disclosures on AROs.

(p)    Asset Retirement Obligations

Asset retirement obligations (AROs) associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts and for which the timing and/or method of settlement may be conditional on a future event. AROs are recognized at fair value in the period in which they are incurred and a reasonable estimate of fair value can be made. Upon initial recognition of an obligation, the Company capitalizes the asset retirement cost by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its expected future value, while the capitalized cost is depreciated over the useful life of the related asset. Accretion expense is included in depreciation, amortization and accretion in the consolidated statements of operations. See note 9 for further disclosures on AROs.

Postretirement Obligations

(q)    Postretirement Obligations

Postretirement benefits amounts recognized in consolidated financial statements are determined on an actuarial basis. The Company obtains an independent actuary valuation of its postretirement obligation annually as of December 31. To calculate the present value of plan liabilities, the discount rate needs to be determined which is an estimate of the interest rate at which the retirement benefits could be effectively settled. The discount rate is determined using the average effective rate derived through matching of projected benefit payments with the discount rate curve published by Citigroup as of each reporting date. See note 10 for further disclosures on postretirement obligations.

(q)    Postretirement Obligations

Postretirement benefits amounts recognized in consolidated financial statements are determined on an actuarial basis. The Company obtains an independent actuary valuation of its postretirement obligation annually as of December 31. To calculate the present value of plan liabilities, the discount rate needs to be determined which is an estimate of the interest rate at which the retirement benefits could be effectively settled. The discount rate is determined using the average effective rate derived through matching of projected benefit payments with the discount rate curve published by Citigroup as of each reporting date. See note 10 for further disclosures on postretirement obligations.

Other Long-Term Liabilities

(r)     Other Long-Term Liabilities

Other long-term liabilities are recognized in the consolidated financial statements as obligations of the Company that are due more than one year in the future. Based on a contractual obligation under its Mavrix LLC (Mavrix) operating agreement (as discussed in note 6), as of June 30, 2021 and December 31, 2020, the Company estimates an earn-out related to the performance of the Mavrix joint ventures payable in 2022 in the amount of $1,714 and $1,400, respectively. The maximum earnout under the operating agreement is $9,500.

(r)     Other Long-Term Liabilities

Other long-term liabilities are recognized in the consolidated financial statements as obligations of the Company that are due more than one year in the future. Based on a contractual obligation under its Mavrix operating agreement, the Company estimates an earn-out related to the performance of the Mavrix joint ventures payable in 2022 in the amount of $1,400. The maximum earnout under the operating agreement is $9,500.

Comprehensive (Loss) Income

(s)     Comprehensive (Loss) Income

Comprehensive (loss) income consists of net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income includes certain changes in assets and liabilities recognized directly to equity, such as actuarial gains/losses on the Company’s postretirement plan.

(s)     Comprehensive (Loss) Income

Comprehensive (loss) income consists of net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income includes certain changes in assets and liabilities recognized directly to equity, such as actuarial gains/losses on the Company’s postretirement plan.

Cost of Energy

(v)    Cost of Energy

Cost of energy consists primarily of labor, parts, and outside services required to operate and maintain Company owned project facilities, electricity consumed in the process of gas production, the transportation of gas or transmission of electricity to the delivery point, and royalty payments to landfill owners as stipulated in the gas rights agreements.

(v)     Cost of Energy

Cost of energy consists primarily of labor, parts, and outside services required to operate and maintain Company owned project facilities, electricity consumed in the process of gas production, the transportation of gas or transmission of electricity to the delivery point, and royalty payments to landfill owners as stipulated in the gas rights agreements.

Recently Issued Accounting Pronouncements

(x)    Recently Issued Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board issued ASU No. 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation, and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. The classification will determine whether lease expense is recognized on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right of use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. Topic 842 supersedes the previous leases standard, ASC Topic 840, Leases. This guidance is effective for annual periods beginning after December 15, 2021. Early application is permitted. The Company is currently evaluating the effect the standard will have on its consolidated financial statements and disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses. The new guidance changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. The new standard is effective for fiscal years beginning after December 15, 2022, with early adoption is permitted. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt: Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments and contracts in an entity’s own equity. This guidance is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those years, with early adoption permitted only as of annual reporting periods beginning after December 15, 2020. The Company is currently assessing the impact this standard will have on its consolidated financial statements or related financial statement disclosures.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), which provides optional expedients and exceptions to the current guidance on contract modifications and hedging relationships to ease the financial reporting burdens of the expected market transition from London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. The guidance was effective upon issuance and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company does not currently anticipate this impact to have a material effect on its agreements, but is currently assessing the impact this standard may have on its consolidated financial statements or related financial statement disclosures.

(x)    Recently Issued Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board issued ASU No. 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation, and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. The classification will determine whether lease expense is recognized on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right of use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. Topic 842 supersedes the previous leases standard, ASC Topic 840, Leases. This guidance is effective for annual periods beginning after December 15, 2021. Early application is permitted. The Company is currently evaluating the effect the standard will have on its consolidated financial statements and disclosures.